Average Annual Total Returns - GGM Macro Alignment ETF	12 Months Ended	15 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	29.04%
GGM Macro Alignment ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	4.88%	9.06%
Performance Inception Date	Sep. 25, 2023
GGM Macro Alignment ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.31%	8.45%
GGM Macro Alignment ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.90%	6.68%

[1]	Inception date of the Fund is September 25, 2023